STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																								6 Months Ended	12 Months Ended
	Dec. 01, 2021	Nov. 01, 2021	Oct. 31, 2021	Oct. 01, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 23, 2021	Jul. 22, 2021	Jul. 21, 2021	Jul. 06, 2021	Jul. 01, 2021	Jun. 01, 2021	May 01, 2021	Apr. 01, 2021	Mar. 09, 2021	Mar. 01, 2021	Feb. 08, 2021	Feb. 02, 2021	Feb. 01, 2021	Jan. 02, 2021	Jan. 25, 2019	May 18, 2017	Feb. 05, 2015	Jul. 30, 2021	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Preferred stock, shares authorized																									5,000,000	5,000,000	5,000,000
Preferred stock, no par value																									$ 0		$ 0
Preferred stock voting rights description									shares of common stock outstanding,																the 51 shares of Series A Preferred Stock would have 369,547,734 votes per share of Series A Preferred Stock
Common stock, shares, outstanding																									358,070,905		51,487,764
Number of common stock issued for services																12,500
Preferred stock, shares issued																									51		0
Preferred stock, shares outstanding																									51		0
Common stock, shares authorized																						100,000,000			600,000,000	600,000,000	600,000,000
Common stock, par value																						$ 0.001
Common stock voting rights, description																						The shareholders have one vote per share of common stock
Capital Units, Authorized																										605,000,000
Common Stock, No Par Value																									$ 0	$ 0	$ 0
Number of common stock shares issued	12,500	12,500		12,500	12,500	12,500					12,500	12,500	12,500	12,500	50,000				12,500	12,500
Share issued price per share	$ 0.072	$ 0.1797		$ 0.20	$ 0.298	$ 0.201					$ 0.201	$ 0.201	$ 0.22	$ 0.408	$ 0.58	$ 0.708			$ 0.295	$ 0.103
Value of common stock shares issued	$ 900	$ 2,246		$ 2,500	$ 3,725	$ 5,375					$ 2,478	$ 2,512	$ 2,750	$ 5,100	$ 29,000				$ 3,687	$ 1,288
Value of common stock issued for services																$ 8,850									$ 657,947
Options exercised																									$ 19,250
Share Exchange Agreement [Member]
Number of common stock shares issued							295,986,724
Breunich Holdings,Inc.[Member]
Value of common stock shares issued								$ 97,971,606
Sale of stock																								12,510,000
Sale of stock price per share																								$ 0.10
Value of sale of stock																								$ 1,251,000
Market price								$ 0.331
FMW Media Corp LLC [Member]
Number of common stock shares issued										300,000
Share issued price per share										$ 0.21
Value of common stock shares issued										$ 63,000
16929 Wellness Consultants Inc [Member]
Number of common stock shares issued			3,000,000
Frost [Member]
Conversion of Stock, Amount Converted															$ 87,080
Conversion of Stock, Shares Converted															181,417
Revision of Prior Period, Adjustment [Member]
Common stock, shares authorized																										530,000,000
Board of Directors [Member]
Preferred stock, shares authorized																							5,000,000
Preferred stock, no par value																							$ 0
Preferred stock voting rights description																							Each share of the preferred stock is entitled to one vote and is convertible into one share of common stock
Gregory Breunich [Member]
Number of common stock issued for services							51
Elizabeth K.Stahl [Member]
Number of common stock issued for services																		40,000
Value of common stock issued for services																		$ 16,000
Robin K. Walker [Member]
Number of common stock issued for services																		100,000
Value of common stock issued for services																		$ 40,000
Greg Whyte [Member]
Number of common stock issued for services																		1,500,000
Value of common stock issued for services																		$ 600,000
Greg Anthony [Member]
Number of common stock issued for services																		5,000,000
Value of common stock issued for services																		$ 2,000,000
Officers [Member]
Share issued price per share																		$ 0.40
Frost [Member]
Options exercised, shares																	250,000
Stock options, exercise price																	$ 0.077
Options exercised																	$ 19,250
Jeff Deforrest [Member]
Number of common stock issued for services										50,000
Share issued price per share										$ 0.21
Value of common stock issued for services										$ 10,500
Joseph B. Frost [Member]
Options exercised, shares																	250,000
Stock options, exercise price																	$ 0.077				$ 0.077
Options exercised																	$ 19,250
Stock options issued																					250,000
Stock options, description																					The options vest at a rate of 25% every six months after the grant date
Option vesting rate																					25.00%
Fair value of options																					$ 15,809
Market price																					$ 0.06